Financial Assets and Liabilities - Summary of Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 17,802,481	R$ 16,654,446
Total	22,574,313	21,688,946	R$ 18,338,497
Current	2,115,305	3,903,392
Non-current	20,459,008	17,785,554
Dollar (USD) [member]
Disclosure of detailed information about borrowings [line items]
Total	13,586,897	9,906,406
Pound (GBP) [member]
Disclosure of detailed information about borrowings [line items]
Total	R$ 563,043	470,074
CDI index [member] | September nineteen [member]
Disclosure of detailed information about borrowings [line items]
Index, interest rate adjustment	0.90%
Non convertible debentures [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	13.13%
Maturity	-
Objective	Working capital
Debentures		163,750
Non convertible debentures [member] | CDI + 2.05% p.a [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.05% p.a.
Index, interest rate adjustment	2.05%
Annual interest	8.57%
Maturity	-
Objective	Working capital
Debentures		152,573
Non convertible debentures [member] | CDI + 3.50% p.a [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 3.50% p.a.
Index, interest rate adjustment	3.50%
Annual interest	10.11%
Maturity	-
Objective	Working capital
Debentures		1,359,125
Non convertible debentures [member] | IGPM + 6.10% [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 228,010
Non convertible debentures [member] | IGPM + 6.10% [member] | May twenty eight [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IGPM + 6.10%
Index, interest rate adjustment	6.10%
Annual interest	14.61%
Maturity	May-28
Objective	Working capital
Non convertible debentures [member] | IPCA + 5.10% [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.10%
Index, interest rate adjustment	5.10%
Annual interest	9.40%
Maturity	-
Objective	Working capital
Debentures		363,894
Non convertible debentures [member] | IPCA + 5.57% [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 203,613	197,923
Non convertible debentures [member] | IPCA + 5.57% [member] | 20-Sep [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.57%
Index, interest rate adjustment	5.57%
Annual interest	9.47%
Maturity	Sep-20
Objective	Working capital
Non convertible debentures [member] | IPCA + 7.14% [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 305,894	293,312
Non convertible debentures [member] | IPCA + 7.14% [member] | December twenty two [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.14%
Index, interest rate adjustment	7.14%
Annual interest	11.09%
Maturity	Dec-20
Objective	Working capital
Non convertible debentures [member] | IPCA + 7.48% [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 275,014	263,701
Non convertible debentures [member] | IPCA + 7.48% [member] | December twenty five [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.48%
Index, interest rate adjustment	7.48%
Annual interest	11.45%
Maturity	Dec-22
Objective	Working capital
Non convertible debentures [member] | IPCA + 7.36% [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 90,656	86,927
Non convertible debentures [member] | IPCA + 7.36% [member] | December twenty three [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 7.36%
Index, interest rate adjustment	7.36%
Annual interest	11.32%
Maturity	Dec-25
Objective	Working capital
Non convertible debentures [member] | IPCA + 5.87% [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 767,638	726,827
Non convertible debentures [member] | IPCA + 5.87% [member] | October twenty four [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 5.87%
Index, interest rate adjustment	5.87%
Annual interest	9.78%
Maturity	Dec-23
Objective	Working capital
Non convertible debentures [member] | IPCA + 4.33% [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA + 4.33%
Index, interest rate adjustment	4.33%
Annual interest	8.18%
Maturity	Oct-24
Objective	Working capital
Debentures	R$ 414,583	396,328
Non convertible debentures [member] | 108 % of CDI [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	108 % of CDI
Index, interest rate adjustment	108.00%
Annual interest	6.92%
Maturity	-
Objective	Working capital
Debentures		171,515
Non convertible debentures [member] | 128 % of CDI [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 501,064	499,576
Non convertible debentures [member] | 128 % of CDI [member] | December twenty five [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	128 % of CDI
Index, interest rate adjustment	128.00%
Annual interest	8.26%
Maturity	Dec-25
Objective	Working capital
Non convertible debentures [member] | CDI index [member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 43,471	87,467
Non convertible debentures [member] | CDI index [member] | September nineteen [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.90%
Annual interest	7.36%
Maturity	Sep-19
Objective	Working capital
BNDES [member] | URTJLP [member] | Dec - 29 [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	URTJLP
Annual interest	9.08%
Maturity	Dec-29
Loans, borrowings and debentures	R$ 2,584,347	2,270,055
Objective	Expansion project
BNDES [member] | Fixed interest rate [member] | 25-Feb [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	5.31%
Maturity	Feb-25
Loans, borrowings and debentures	R$ 1,055,281	1,281,416
Objective	Expansion project
BNDES [member] | Fixed interest rate [member] | 24-Jan [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	3.75%
Maturity	Jan-24
Loans, borrowings and debentures	R$ 2,261	2,695
Objective	Expansion project
BNDES [member] | TJ462 [member] | 20-Oct [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	TJ462
Annual interest	9.87%
Maturity	Oct-20
Loans, borrowings and debentures	R$ 316,854	485,807
Objective	Investment
BNDES [member] | Selic [member] | 20-Oct [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic
Annual interest	8.32%
Maturity	Oct-20
Loans, borrowings and debentures	R$ 152,562	221,222
Objective	Investment
BNDES [member] | Selic [member] | 23-Jun [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic
Annual interest	8.49%
Maturity	Jun-23
Loans, borrowings and debentures	R$ 63,852	66,794
Objective	Investment
BNDES [member] | TLJP index [member] | 23-Jun [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	TJLP
Annual interest	9.06%
Maturity	Jun-23
Loans, borrowings and debentures	R$ 107,731	120,573
Objective	Investment
BNDES [member] | Selic [member] | 20-Sep [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Selic
Annual interest	13.65%
Maturity	Sep-20
Loans, borrowings and debentures	R$ 3,930	4,075
Objective	Expansion project
BNDES [member] | IPCA [member] | 12-Nov [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	IPCA
Annual interest	11.69%
Maturity	Nov-21
Loans, borrowings and debentures	R$ 2,211	2,840
Objective	Expansion project
EIB [member] | 20-Sep [member] | Dollar (USD) [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	2.94%
Maturity	Sep-20
Loans, borrowings and debentures	R$ 54,508	70,611
Objective	Investment
EIB [member] | June twenty [member] | Dollar (USD) [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	3.88%
Maturity	Jun-20
Loans, borrowings and debentures	R$ 89,003	127,190
Objective	Investment
EIB [member] | LIBOR [member] | May twenty one [member] | Dollar (USD) [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + LIBOR
Annual interest	3.43%
Maturity	May-21
Loans, borrowings and debentures	R$ 115,581	138,778
Objective	Investment
EIB [member] | LIBOR [member] | 21-Sep [member] | Dollar (USD) [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + LIBOR
Annual interest	3.18%
Maturity	Sep-21
Loans, borrowings and debentures	R$ 130,402	149,386
Objective	Investment
FINEP [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Loans, borrowings and debentures	R$ 4,771,832	5,034,500
FINEP [member] | Fixed interest rate [member] | Nov - 22 [member] | With guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	5.00%
Maturity	Nov-22
Loans, borrowings and debentures	R$ 93,309	93,058
Objective	Investment
Foreign loans [member] | LIBOR [member] | December twenty two [member] | Pound (GBP) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP + Libor
Annual interest	4.22%
Maturity	Dec-22
Loans, borrowings and debentures	R$ 363,250	312,642
Objective	Acquisition
Foreign loans [member] | LIBOR [member] | Nov - 20 [member] | Pound (GBP) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	GBP + Libor
Annual interest	2.43%
Maturity	Nov-20
Loans, borrowings and debentures	R$ 199,794	157,432
Objective	Acquisition
NCE [member] | 112% of CDI [member] | 18-Dec [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	112% of CDI
Index, interest rate adjustment	112.00%
Annual interest	7.18%
Maturity	Dec-18
Loans, borrowings and debentures		59,858
Objective	Exportation
NCE [member] | 126% of CDI [member] | December twenty three [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	126% of CDI
Index, interest rate adjustment	126.00%
Annual interest	8.13%
Maturity	Dec-23
Loans, borrowings and debentures	R$ 514,817
Objective	Exportation
NCE [member] | CDI + 3.50% [member] | 18-Dec [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 3.50%
Index, interest rate adjustment	3.50%
Annual interest	10.11%
Maturity	Dec-18
Loans, borrowings and debentures		294,968
Objective	Exportation
NCE [member] | 125% of CDI [member] | December twenty three [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	125% of CDI
Index, interest rate adjustment	125.00%
Annual interest	8.06%
Maturity	Dec-23
Loans, borrowings and debentures	R$ 646,024	644,766
Objective	Exportation
Perpetual notes [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	8.25%
Maturity	-
Loans, borrowings and debentures	R$ 1,961,819	1,674,847
Objective	Acquisition
Resolution 4131 [member] | 20-Oct [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	4.79%
Maturity	Oct-20
Loans, borrowings and debentures	R$ 39,738	68,305
Objective	Working capital
Resolution 4131 [member] | Nov - 22 [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	3.35%
Maturity	Nov-22
Loans, borrowings and debentures	R$ 209,987
Objective	Working capital
Resolution 4131 [member] | 18-Mar [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	2.40%
Maturity	Mar-18
Loans, borrowings and debentures		415,762
Objective	Working capital
Resolution 4131 [member] | May Twenty Three [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	3.67%
Maturity	May-23
Loans, borrowings and debentures	R$ 292,172
Objective	Working capital
Resolution 4131 [member] | November nineteen [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	4.34%
Maturity	Nov-19
Loans, borrowings and debentures	R$ 41,033
Objective	Working capital
Resolution 4131 [member] | LIBOR [member] | February twenty [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$ + Libor
Annual interest	3.75%
Maturity	Feb-20
Loans, borrowings and debentures	R$ 156,387	50,868
Objective	Working capital
Senior notes due 2018 [member] | Fixed interest rate [member] | 18-Mar [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed
Annual interest	9.50%
Maturity	Mar-18
Loans, borrowings and debentures		168,052
Objective	Acquisition
Senior notes due 2023 [member] | 23-Mar [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	5.00%
Maturity	Mar-23
Loans, borrowings and debentures	R$ 409,590	339,665
Objective	Acquisition
Senior notes due 2024 [member] | Feb-24 [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	7.38%
Maturity	Feb-24
Loans, borrowings and debentures	R$ 3,061,566	2,570,622
Objective	Acquisition
Senior notes due 2024 [member] | Sep-24 [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	5.95%
Maturity	Sep-24
Loans, borrowings and debentures	R$ 2,022,793	1,664,850
Objective	Acquisition
Senior notes due two thousand and twenty five [member] | January Twenty Five [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	5.88%
Maturity	Jan-25
Loans, borrowings and debentures	R$ 1,997,394
Objective	Acquisition
Senior notes due 2027 [member] | 27-Jan [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$
Annual interest	7.00%
Maturity	Jan-27
Loans, borrowings and debentures	R$ 2,977,721	2,530,443
Objective	Acquisition
Trade banks [member] | Fixed interest rate [member] | 19-Jun [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	Fixed U.S.$
Annual interest	5.33%
Maturity	Jun-19
Loans, borrowings and debentures	R$ 15,499	95,040
Objective	Working capital
Trade banks [member] | CDI + 4.91% p.a [member] | June eighteen [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 4.91% p.a.
Index, interest rate adjustment	4.91%
Annual interest	12.14%
Maturity	Jun-18
Loans, borrowings and debentures		98,117
Objective	Working capital
Working capital [member] | CDI + 2.80% p.a [member] | 18-Dec [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.80% p.a.
Index, interest rate adjustment	2.80%
Annual interest	9.88%
Maturity	Dec-18
Loans, borrowings and debentures		391,693
Objective	Working capital
Working capital [member] | CDI + 2.95% p.a [member] | 18-Dec [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 2.95% p.a.
Index, interest rate adjustment	2.95%
Annual interest	10.04%
Maturity	Dec-18
Loans, borrowings and debentures		286,463
Objective	Working capital
Working capital [member] | CDI + 0.31% p.m [member] | Jan-18 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.31% p.m.
Index, interest rate adjustment	0.31%
Annual interest	10.93%
Maturity	Jan-18
Loans, borrowings and debentures		1,117
Objective	Working capital
Working capital [member] | CDI + 0.33% p.m [member] | 18-Mar [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	CDI + 0.33% p.m.
Index, interest rate adjustment	0.33%
Annual interest	11.20%
Maturity	Mar-18
Loans, borrowings and debentures		3,345
Objective	Working capital
Working capital [member] | 120% of CDI [member] | August twenty [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	120% of CDI
Index, interest rate adjustment	120.00%
Annual interest	7.74%
Maturity	Aug-20
Loans, borrowings and debentures	R$ 30,828	21,221
Objective	Working capital
Working capital [member] | 120.85% of CDI [member] | September eighteen [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	120.85% of CDI
Index, interest rate adjustment	120.85%
Annual interest	7.77%
Maturity	Sep-18
Loans, borrowings and debentures		10,440
Objective	Working capital
Working capital [member] | 120.75% of CDI [member] | September eighteen [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	120.75% of CDI
Index, interest rate adjustment	120.75%
Annual interest	7.77%
Maturity	Sep-18
Loans, borrowings and debentures		20,879
Objective	Working capital
Working capital [member] | 125% of CDI [member] | Dec - 19 [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	125% of CDI
Index, interest rate adjustment	125.00%
Annual interest	8.06%
Maturity	Dec-19
Loans, borrowings and debentures	R$ 5,018
Objective	Working capital
Working capital [member] | 122% of CDI [member] | February Nineteen [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	122% of CDI
Index, interest rate adjustment	122.00%
Annual interest	7.86%
Maturity	Feb-19
Loans, borrowings and debentures	R$ 15,402
Objective	Working capital
Bank overdraft [member] | 125.5% of CDI [member] | February Nineteen [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	125.5% of CDI
Index, interest rate adjustment	125.50%
Annual interest	8.08%
Maturity	Feb-19
Loans, borrowings and debentures		94
Objective	Working capital
Prepayment [member] | LIBOR [member] | April nineteen [member] | Dollar (USD) [member] | Without guarantee [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index	U.S.$+Libor
Annual interest	3.81%
Maturity	Apr-19
Loans, borrowings and debentures	R$ 11,706	R$ 10,039
Objective	Working capital